Long-Term Debt and Other Financial Liabilities, UniCredit Bank Loan Facility (Details) - UniCredit Bank Loan Facility [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 28, 2020
Senior Long-Term Debt [Abstract]
Frequency of periodic payment			quarterly
Installment payment	$ 1,200	$ 1,550
Margin on variable rate			3.50%	3.20%
Maturity date			Dec. 29, 2022